Short-term Borrowings and Long-term Borrowings (Tables)	9 Months Ended
Sep. 30, 2022
Short-term Borrowings and Long-term Borrowings
Schedule of secured bank loan

	As of
	December 31, 2021	September 30, 2022
Short-term borrowings:
Unsecured borrowing (9)	—	137,180
Current portion of Secured bank loan (2)	—	110,000
Current portion of Credit guaranteed borrowing (6)	—	100,000
Current portion of Secured borrowing (8)	—	99,702
Current portion of Secured bank loan (4)	37,042	74,083
Current portion of Credit guaranteed borrowing (3)	—	7,100
Total short-term borrowings	37,042	528,065